Dividends - Additional Information (Detail)	Nov. 07, 2023 $ / shares
Dividends Payable [Line Items]
Dividends payable amount increase per share	$ 0.479
Annual general meeting date	Feb. 02, 2024
Dividends Payable, Date to be Paid, Year and Month	2024-04
Cash dividend anticipated payable date	2024-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 07, 2023
Quarterly dividend payment per share	$ 0.435
Record Date	Dec. 29, 2023
Cash dividend payable date	Jan. 26, 2024